Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Calculations of Earnings Per Share of Common Stock (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	14,900	280,266